Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Selling, General and Administrative Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Selling, General and Administrative Expenses [Line Items]
Administration fee	€ 15,187	€ 18,624
Depreciation and amortization	3,820	3,426
Selling, General and Administrative Expenses [Member]
Schedule of Selling, General and Administrative Expenses [Line Items]
Personnel expenses	5,696	5,755
Legal and consulting fees	2,522	5,004
Administration fee	1,683	1,837
Insurance expenses	1,176	1,208
Marketing costs	485	760
Depreciation and amortization	391	354
Other expenses	3,233	3,705
Total	€ 15,187	€ 18,624